Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2020
Schedule of Variable Interest Entities
The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, in which the Group has determined that its maximum exposure to loss is greater than specific thresholds or meets certain other criteria as of March 31, 2019 and 2020:

	Consolidated VIEs	Significant unconsolidated VIEs
2019	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,249	—	—
Asset-backed securitizations	571	70	8
Investments in securitization products	372	—	—
Investment funds	2,836	1,280	410
Trust arrangements and other	20	—	—

Total	6,048	1,350	418

	Consolidated VIEs	Significant unconsolidated VIEs
2020	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,160	—	—
Asset-backed securitizations	572	77	7
Investments in securitization products	370	—	—
Investment funds	2,694	2,299	514
Trust arrangements and other	19	—	—

Total	5,815	2,376	521

Unconsolidated VIEs
Schedule of Variable Interest Entities
The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2019 and 2020:

Assets on balance sheets related to unconsolidated VIEs:	2019	2020
	(in billions of yen)
Trading account assets	104	108
Investments	168	267
Loans	71	55

Total	343	430

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2019	2020
	(in billions of yen)
Payables under securities lending transactions	47	47
Trading account liabilities	1	2

Total	48	49

Maximum exposure to loss (Note)	418	521

Note:	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet
exposures and
off-balance-sheet
liabilities such as undrawn commitments.